Intangible assets - Disclosure of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 6,606	€ 6,604	€ 6,607
Intangible assets other than goodwill at end of period	6,605	6,606	6,604
LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	75	75	75
Intangible assets other than goodwill at end of period	75	75	75
SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	3	0	3
Intangible assets other than goodwill at end of period	2	3	0
PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,529	6,529	6,529
Intangible assets other than goodwill at end of period	6,529	6,529	6,529
GROSS VALUES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,677	6,673	6,673
Acquisition		3
Intangible assets other than goodwill at end of period	6,677	6,677	6,673
GROSS VALUES | LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	120	120	120
Acquisition		0
Intangible assets other than goodwill at end of period	120	120	120
GROSS VALUES | SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	27	24	24
Acquisition		3
Intangible assets other than goodwill at end of period	27	27	24
GROSS VALUES | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,529	6,529	6,529
Acquisition		0
Intangible assets other than goodwill at end of period	6,529	6,529	6,529
AMORTIZATION
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(70)	(70)	(66)
Increase	(1)	(1)	(3)
Intangible assets other than goodwill at end of period	(71)	(70)	(70)
AMORTIZATION | LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(45)	(45)	(45)
Increase	0	0	0
Intangible assets other than goodwill at end of period	(45)	(45)	(45)
AMORTIZATION | SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(25)	(24)	(21)
Increase	(1)	(1)	(3)
Intangible assets other than goodwill at end of period	(26)	(25)	(24)
AMORTIZATION | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0	0
Increase	0	0	0
Intangible assets other than goodwill at end of period	€ 0	€ 0	€ 0